Loan Payable (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF CREDIT FACILITY AND FINANCING COSTS

	Credit Facility (USD)	Financing costs (USD)	Credit Facility (net of financing costs) (USD)
Financial liability	$5,433,854	$63,475	$5,370,379
Warrants	380,553	4,445	376,108
Total	$5,814,407	$67,920	$5,746,487

SCHEDULE OF CARRYING VALUE OF LOANS
Loan Payable
Balance, December 31, 2023	$2,703,154
Accretion of discount on loan payable	109,080
Interest expense	587,043
Debt modification cost	(250,109)
Foreign exchange impact	234,761
Balance, December 31, 2024	$3,383,929
Proceeds, net of arrangement fee	8,302,355
Debt issuance costs allocated to liability component	(89,947)
Residual value allocated to equity component	(532,967)
Interest expense	1,777,174
Foreign exchange impact	(689,155)
Balance, December 31, 2025	$12,151,389